Supplementary Financial Information (Schedule Of Operating Lease, Third Party Joint Project And Other Obligations) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Information [Abstract]
Operating lease liabilities	$ 132	$ 133	$ 124
Investment tax credits	3	4	5
Third party joint project obligation (Note 3)			100
Customer advances for construction – noncurrent	67	30
Other	75	64	76
Total employee benefit obligations and other	$ 277	$ 231	$ 305